UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional
Short-Intermediate Government Fund

August 31, 2010

1.805749.106

ISIG-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 88.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 12.8%
Fannie Mae:
0.625% 9/24/12	$ 8,010,000	$ 7,999,555
1% 9/23/13	2,440,000	2,443,553
1.125% 7/30/12	8,460,000	8,537,527
1.25% 6/22/12	7,510,000	7,596,410
1.25% 8/20/13	5,180,000	5,229,510
Federal Home Loan Bank:
0.875% 8/22/12	2,390,000	2,399,945
1.5% 1/16/13	4,470,000	4,546,786
1.875% 6/21/13	10,650,000	10,949,744
3.625% 10/18/13	3,160,000	3,424,426
Freddie Mac:
0.875% 10/28/13	1,344,000	1,339,437
1.75% 6/15/12	11,728,000	11,966,958
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	1,016,623	1,044,412
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	425,000	455,812
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		67,934,075
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Inflation-Indexed Notes 3% 7/15/12	12,244,230	12,982,251
U.S. Treasury Obligations - 60.1%
U.S. Treasury Notes:
0.625% 6/30/12	3,339,000	3,349,050
0.625% 7/31/12	23,645,000	23,717,117
0.75% 8/15/13	8,041,000	8,051,051
0.875% 1/31/12	15,507,000	15,614,215
1% 12/31/11	3,781,000	3,812,163
1% 4/30/12	8,848,000	8,929,579
1.25% 8/31/15	12,000,000	11,950,308
1.375% 2/15/12	7,286,000	7,389,600
1.375% 4/15/12	5,350,000	5,434,011
1.375% 2/15/13	19,439,000	19,804,997
1.5% 12/31/13	1,403,000	1,435,335
1.75% 4/15/13	14,416,000	14,834,929
1.75% 7/31/15	3,500,000	3,573,570
1.875% 4/30/14	17,268,000	17,860,241
1.875% 6/30/15	19,500,000	20,036,250
2.375% 8/31/14	11,687,000	12,295,998
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 9/30/14	$ 33,485,000	$ 35,232,516
2.375% 10/31/14	7,948,000	8,360,303
2.5% 3/31/15	18,340,000	19,396,017
2.625% 7/31/14	7,703,000	8,182,635
2.625% 4/30/16	2,073,000	2,191,387
2.75% 10/31/13	23,725,000	25,204,111
3.125% 8/31/13	20,667,000	22,163,745
3.125% 9/30/13	3,970,000	4,260,616
3.375% 6/30/13	10,561,000	11,372,877
4.75% 5/31/12 (b)	4,500,000	4,838,904
TOTAL U.S. TREASURY OBLIGATIONS		319,291,525
Other Government Related - 13.2%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (a)	577,000	591,423
3.125% 6/15/12 (FDIC Guaranteed) (a)	161,000	168,205
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (a)	2,000,000	2,047,310
1.875% 5/7/12 (FDIC Guaranteed) (a)	12,500,000	12,762,075
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (a)	1,600,000	1,639,459
2% 3/30/12 (FDIC Guaranteed) (a)	5,000,000	5,106,705
2.125% 7/12/12 (FDIC Guaranteed) (a)	934,000	960,054
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (a)	12,000,000	12,101,712
2% 9/28/12 (FDIC Guaranteed) (a)	4,000,000	4,108,756
2.625% 12/28/12 (FDIC Guaranteed) (a)	1,702,000	1,772,844
3% 12/9/11 (FDIC Guaranteed) (a)	420,000	432,759
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (a)	6,000,000	6,130,806
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (a)	162,000	169,401
JPMorgan Chase & Co.:
2.125% 12/26/12 (FDIC Guaranteed) (a)	7,000,000	7,228,641
2.2% 6/15/12 (FDIC Guaranteed) (a)	2,570,000	2,645,229
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (a)	$ 70,000	$ 72,348
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (a)	11,696,000	12,105,033
TOTAL OTHER GOVERNMENT RELATED		70,042,760
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $457,911,077)		470,250,611
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 1.8%
1.929% 4/1/33 (c)	205,571	212,035
1.94% 10/1/33 (c)	20,081	20,770
1.946% 4/1/36 (c)	241,756	249,811
1.971% 12/1/34 (c)	23,753	24,513
1.972% 2/1/33 (c)	20,431	21,099
1.975% 4/1/36 (c)	42,330	43,816
1.983% 3/1/35 (c)	17,742	18,360
2.02% 7/1/35 (c)	257,872	267,751
2.058% 7/1/35 (c)	111,819	115,606
2.065% 7/1/35 (c)	9,998	10,330
2.136% 3/1/35 (c)	3,555	3,687
2.488% 5/1/34 (c)	172,813	180,554
2.582% 3/1/35 (c)	11,059	11,542
2.593% 6/1/36 (c)	14,334	15,018
2.618% 7/1/35 (c)	100,273	104,926
2.677% 7/1/36 (c)	85,825	89,428
2.709% 8/1/35 (c)	512,899	537,705
2.73% 11/1/33 (c)	55,719	58,264
2.747% 7/1/35 (c)	580,167	605,133
2.782% 10/1/35 (c)	24,468	25,393
2.798% 10/1/33 (c)	21,210	22,205
2.844% 11/1/36 (c)	111,648	117,358
2.845% 7/1/34 (c)	11,187	11,659
2.861% 2/1/35 (c)	912,384	949,812
2.936% 3/1/33 (c)	53,243	55,771
2.968% 1/1/35 (c)	90,992	94,937
3.03% 7/1/35 (c)	24,947	26,078
3.03% 4/1/36 (c)	140,236	147,822
3.043% 2/1/34 (c)	5,595	5,845
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.051% 10/1/35 (c)	$ 391,951	$ 409,384
3.172% 7/1/35 (c)	344,949	361,395
3.185% 9/1/35 (c)	139,848	146,873
3.2% 9/1/34 (c)	157,611	164,493
3.235% 2/1/36 (c)	253,909	265,493
3.248% 8/1/35 (c)	270,831	286,743
3.295% 11/1/36 (c)	110,875	116,260
3.303% 12/1/32 (c)	68,717	72,008
3.33% 4/1/35 (c)	244,254	255,878
3.407% 10/1/37 (c)	158,408	165,698
3.527% 6/1/47 (c)	49,984	52,287
3.613% 2/1/37 (c)	201,731	211,180
3.787% 7/1/35 (c)	112,583	117,556
3.819% 10/1/35 (c)	124,496	129,308
3.835% 9/1/36 (c)	67,577	71,123
4% 9/1/13	85,697	88,121
5% 2/1/16	15,616	16,588
5.034% 2/1/34 (c)	168,144	176,164
5.482% 2/1/36 (c)	35,028	36,303
5.587% 4/1/36 (c)	226,463	236,709
5.731% 5/1/36 (c)	44,251	46,183
5.942% 4/1/36 (c)	598,068	619,766
6% 6/1/16 to 10/1/16	43,230	46,629
6.087% 3/1/37 (c)	41,539	44,382
6.5% 6/1/15 to 7/1/32	278,083	304,136
6.509% 12/1/32 (c)	794,772	841,589
7% 6/1/12 to 11/1/14	80,241	84,659
9% 2/1/13 to 8/1/21	73,844	82,174
9.5% 11/1/21	331	372
10.5% 8/1/20	12,199	14,563
11% 11/1/10	640	639
11.5% 11/1/15 to 7/15/19	42,754	47,790
12% 4/1/15	9,114	10,501
12.5% 3/1/16	779	895
		9,571,070
Freddie Mac - 1.2%
1.79% 3/1/37 (c)	229,343	236,152
1.866% 5/1/37 (c)	40,797	42,139
1.872% 3/1/35 (c)	66,842	68,700
2.386% 7/1/35 (c)	502,201	520,340
2.394% 5/1/37 (c)	244,232	255,833
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.41% 5/1/37 (c)	$ 365,159	$ 384,161
2.414% 6/1/33 (c)	115,319	119,619
2.535% 6/1/37 (c)	98,700	103,966
2.605% 4/1/34 (c)	400,946	418,721
2.613% 12/1/33 (c)	235,459	245,781
2.625% 5/1/35 (c)	208,524	217,860
2.664% 6/1/35 (c)	79,864	83,898
2.735% 10/1/35 (c)	149,199	156,008
2.796% 7/1/35 (c)	128,986	134,859
2.865% 11/1/35 (c)	123,335	128,898
3.022% 7/1/35 (c)	93,459	98,307
3.069% 1/1/36 (c)	572,225	602,026
3.151% 4/1/37 (c)	38,596	40,409
3.164% 1/1/35 (c)	295,033	309,409
3.392% 3/1/37 (c)	38,606	39,929
3.471% 10/1/36 (c)	144,450	150,405
3.54% 3/1/33 (c)	3,387	3,583
3.682% 5/1/37 (c)	28,358	29,618
3.948% 12/1/36 (c)	526,969	550,601
4.409% 2/1/36 (c)	28,545	29,900
5% 9/1/35	9,271	9,878
5.234% 2/1/36 (c)	11,784	12,386
5.367% 1/1/36 (c)	113,526	118,137
5.416% 10/1/35 (c)	18,245	19,317
5.533% 1/1/36 (c)	103,817	108,199
5.536% 3/1/36 (c)	387,126	402,361
6.009% 6/1/37 (c)	13,337	14,073
6.122% 7/1/36 (c)	49,411	52,008
6.258% 8/1/37 (c)	77,199	81,436
6.431% 2/1/37 (c)	29,511	31,042
6.5% 12/1/21	225,259	245,108
7.22% 4/1/37 (c)	1,689	1,803
7.5% 11/1/12	30,361	31,958
9% 10/1/16 to 12/1/18	29,144	32,453
9.5% 2/1/17 to 12/1/22	40,774	46,591
10% 6/1/18 to 6/1/20	5,501	6,509
10.5% 9/1/20	123	147
11.5% 10/1/15	2,756	3,086
12% 10/1/13 to 11/1/19	8,906	9,948
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
12.25% 11/1/14	$ 5,528	$ 6,136
12.5% 2/1/11 to 6/1/19	30,719	34,687
		6,238,385
Ginnie Mae - 0.0%
8% 12/15/23	122,458	140,280
8.5% 1/15/17 to 3/15/17	25,086	28,095
10.5% 1/15/16 to 1/15/18	26,375	30,548
11% 10/20/13	928	1,020
		199,943
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $15,380,753)		16,009,398
Collateralized Mortgage Obligations - 7.7%

U.S. Government Agency - 7.7%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.47% 4/25/24 (c)	878,458	870,671
Series 2006-56 Class PF, 0.6138% 7/25/36 (c)	1,627,253	1,628,935
Series 2006-127 Class FD, 0.5438% 7/25/36 (c)	1,471,120	1,466,126
Series 2006-44 Class FK, 0.6938% 6/25/36 (c)	555,238	555,826
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2438% 8/25/31 (c)	200,858	204,524
Series 2002-49 Class FB, 0.8694% 11/18/31 (c)	306,157	307,571
Series 2002-60 Class FV, 1.2638% 4/25/32 (c)	68,545	69,784
Series 2002-74 Class FV, 0.7138% 11/25/32 (c)	839,492	843,904
Series 2002-75 Class FA, 1.2638% 11/25/32 (c)	140,414	142,953
Series 2005-56 Class F, 0.5538% 7/25/35 (c)	2,162,100	2,154,821
Series 2006-50 Class BF, 0.6638% 6/25/36 (c)	1,689,488	1,689,310
Series 2006-79 Class PF, 0.6638% 8/25/36 (c)	1,114,917	1,115,421
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	354,096	382,549
Series 2002-9 Class PC, 6% 3/25/17	512,201	553,868
Series 2005-52 Class PB, 6.5% 12/25/34	317,763	343,503
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	82,079	89,014
Series 2002-57 Class BD, 5.5% 9/25/17	83,471	91,574
Series 2004-95 Class AN, 5.5% 1/25/25	273,003	295,229
Series 2003-79 Class FC, 0.7138% 8/25/33 (c)	1,169,581	1,172,377
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2008-76 Class EF, 0.7638% 9/25/23 (c)	$ 653,841	$ 654,669
Freddie Mac floater Series 237 Class F16, 0.7759% 5/15/36 (c)	1,142,195	1,143,024
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 1.2759% 3/15/32 (c)	301,941	307,550
Series 2526 Class FC, 0.6759% 11/15/32 (c)	181,546	182,023
Series 2530 Class FE, 0.8759% 2/15/32 (c)	169,063	170,533
Series 2630 Class FL, 0.7759% 6/15/18 (c)	24,979	25,267
Series 2925 Class CQ, 0% 1/15/35 (c)	20,739	20,263
Series 3247 Class F, 0.6259% 8/15/36 (c)	1,607,513	1,603,443
Series 3255 Class FC, 0.5759% 12/15/36 (c)	1,806,488	1,799,776
Series 3279 Class FB, 0.5959% 2/15/37 (c)	508,425	506,659
Series 3301 Class FA, 0.5759% 8/15/35 (c)	1,734,848	1,730,362
Series 3325 Class NF, 0.5759% 8/15/35 (c)	1,838,977	1,834,225
Series 3346 Class FA, 0.5059% 2/15/19 (c)	3,222,912	3,223,267
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	85,802	92,721
Series 2363 Class PF, 6% 9/15/16	108,735	117,331
Series 2376 Class JE, 5.5% 11/15/16	90,179	98,513
Series 2381 Class OG, 5.5% 11/15/16	64,053	69,802
Series 2425 Class JH, 6% 3/15/17	115,604	127,017
Series 2628 Class OE, 4.5% 6/15/18	335,000	366,342
Series 2695 Class DG, 4% 10/15/18	805,000	869,627
Series 3122 Class FE, 0.5759% 3/15/36 (c)	1,469,722	1,469,773
Series 3147 Class PF, 0.5759% 4/15/36 (c)	1,239,719	1,239,172
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	705,974	765,871
Series 2570 Class CU, 4.5% 7/15/17	33,735	34,957
Series 2572 Class HK, 4% 2/15/17	37,347	38,073
Series 2668 Class AZ, 4% 9/15/18	738,147	804,887
Series 2672 Class HA, 4% 9/15/16	365,406	376,033
Series 2729 Class GB, 5% 1/15/19	515,016	552,229
Series 2860 Class CP, 4% 10/15/17	24,609	24,995
Series 3013 Class VJ, 5% 1/15/14	598,385	633,172
Ginnie Mae 0.5578% 9/1/60 (c)(d)	1,260,000	1,260,000
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2010-H17 Class FA, 0.6569% 7/20/60 (c)(d)	1,282,000	1,292,512
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
floater 0.5663% 1/20/31 (c)	$ 730,539	$ 731,026
Series 2003-42 Class FH, 0.7163% 5/20/33 (c)	311,241	313,842
Series 2004-59 Class FC, 0.5759% 8/16/34 (c)	612,766	613,382
0.5755% 8/1/60 (c)(d)	1,660,000	1,666,246
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,241,179)		40,736,544
Cash Equivalents - 4.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $22,515,000)	$ 22,515,155	22,515,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $536,048,009)		549,511,553
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(18,092,854)
NET ASSETS - 100%		$ 531,418,699
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
42 CBOT 2 Year U.S. Treasury Notes Index Contracts	Jan. 2011	$ 9,203,906	$ 1,859
The face value of futures purchased as a percentage of net assets is 1.7%
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $70,042,760 or 13.2% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $53,766.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$22,515,000 due 9/01/10 at 0.25%
Banc of America Securities LLC	$ 1,752,891
Bank of America NA	2,631,092
Barclays Capital, Inc.	5,262,184
Goldman, Sachs & Co.	877,031
Merrill Lynch Government Securities, Inc.	1,578,655
Mizuho Securities USA, Inc.	7,016,244
Morgan Stanley & Co., Inc.	3,396,903
$ 22,515,000
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 470,250,611	$ -	$ 470,250,611	$ -
U.S. Government Agency - Mortgage Securities	16,009,398	-	16,009,398	-
Collateralized Mortgage Obligations	40,736,544	-	40,736,544	-
Cash Equivalents	22,515,000	-	22,515,000	-
Total Investments in Securities:	$ 549,511,553	$ -	$ 549,511,553	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,859	$ 1,859	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 239,535
Total Realized Gain (Loss)	(23)
Total Unrealized Gain (Loss)	17,947
Cost of Purchases	-
Proceeds of Sales	(257,459)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $536,036,418. Net unrealized appreciation aggregated $13,475,135, of which $13,501,394 related to appreciated investment securities and $26,259 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010